Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Cash flows from operating activities
(Loss) profit before income tax	$ (2,885,330)	$ 6,360,424
Adjustments for
Finance income	(24,344)	(14,994)
Finance costs	2,557	70,582
Cost of income	3,890,293	9,956,510
Unrealized gain on financial assets at fair value through profit or loss	(13,948,156)	(5,742,704)
Interest income on trading of digital assets	(223,235)	(433,714)
Fair value change of proprietary trading digital assets	(2,898,430)	(5,091,334)
Depreciation of plant and equipment	5,628	1,921
Depreciation of right of use assets	86,377	72,056
Gain on early termination of a lease		(4,571)
Share-based compensation	1,382,956
Share purchase warrants expenses		1,367,119
Changes in assets and liabilities
Increase in other receivables and prepayments	4,401,576	(93,242)
Increase in financial assets at fair value through profit or loss	(7,570,519)	(3,880,239)
Increase in payable to clients	18,382,678	(12,233,794)
Decrease in accounts and other payables	2,680,998	(6,431,354)
Net cash provided by (used in) operating activities	3,283,049	(16,097,334)
Cash flows from investing activities
Interest received	24,344	14,994
Purchase of financial assets measured at fair value through profit or loss		(37,763,595)
Proceeds from disposal of financial assets measured at fair value through profit or loss		51,767,722
Net cash provided by investing activities	24,344	14,019,121
Cash flows from financing activities
Proceeds from shares issued on private placement	193	982,368
Payment of principal portion of lease liabilities	(96,356)	(41,366)
Interest paid		(3,751)
Net cash (used in ) provided by financing activities	(96,163)	937,251
Net increase (decrease) in cash and cash equivalents	3,211,230	(1,140,962)
Effect of foreign currency translation on cash and cash equivalents	6,105	75,454
Cash and cash equivalents–beginning of the period	6,919,869	4,880,413
Cash and cash equivalents–end of the period	$ 10,137,204	$ 3,814,905